Loans and Allowance for Credit Losses, Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 12,540	$ 12,512	$ 13,169	$ 14,971	$ 17,477
Provision for credit losses	2,528	3,770	2,442	1,395	2,309
Interest income on certain impaired loans	(186)	(205)	(198)	(211)	(264)
Loan charge-offs	(4,587)	(5,247)	(4,454)	(4,724)	(6,410)
Loan recoveries	1,659	1,727	1,562	1,779	1,901
Net loan charge-offs	(2,928)	(3,520)	(2,892)	(2,945)	(4,509)
Other	6	(17)	(9)	(41)	(42)
Allowance for credit losses, ending balance	11,960	12,540	12,512	13,169	14,971
Components:
Allowance for loan losses						$ 11,004	$ 11,419	$ 11,545	$ 12,319	$ 14,502
Allowance for unfunded credit commitments						956	1,121	967	850	469
Total allowance for credit losses	$ 12,540	$ 12,512	$ 13,169	$ 14,971	$ 17,477	$ 11,960	$ 12,540	$ 12,512	$ 13,169	$ 14,971
Net loan charge-offs as a percentage of average total loans	0.31%	0.37%	0.33%	0.35%	0.56%
Allowance for loan losses as a percentage of total loans						1.15%	1.18%	1.26%	1.43%	1.76%
Allowance for credit losses as a percentage of total loans						1.25%	1.30%	1.37%	1.53%	1.82%
Total Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	$ 7,394	$ 6,872
Provision for credit losses	(261)	1,644
Interest income on certain impaired loans	(59)	(45)
Loan charge-offs	(872)	(1,488)	$ (811)	$ (717)	$ (991)
Loan recoveries	426	428	424	673	776
Net loan charge-offs	(446)	(1,060)
Other	4	(17)
Allowance for credit losses, ending balance	6,632	7,394	6,872
Components:
Total allowance for credit losses	7,394	6,872	6,872			$ 6,632	$ 7,394	$ 6,872
Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(789)	(1,419)	(734)	(627)	(739)
Loan recoveries	297	263	252	369	396
Commercial Real Estate Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(38)	(27)	(59)	(66)	(190)
Loan recoveries	82	116	127	160	226
Commercial Real Estate Construction [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	0	(1)	(4)	(9)	(28)
Loan recoveries	30	38	37	136	137
Lease Financing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(45)	(41)	(14)	(15)	(34)
Loan recoveries	17	11	8	8	17
Total Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses, beginning balance	5,146	5,640
Provision for credit losses	2,789	2,126
Interest income on certain impaired loans	(127)	(160)
Loan charge-offs	(3,715)	(3,759)	(3,643)	(4,007)	(5,419)
Loan recoveries	1,233	1,299	1,138	1,106	1,125
Net loan charge-offs	(2,482)	(2,460)
Other	2	0
Allowance for credit losses, ending balance	5,328	5,146	5,640
Components:
Total allowance for credit losses	5,146	5,640	5,640			$ 5,328	$ 5,146	$ 5,640
Real estate 1-4 family first mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(240)	(452)	(507)	(721)	(1,439)
Loan recoveries	288	373	245	212	246
Real estate 1-4 family junior lien mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(279)	(495)	(635)	(864)	(1,579)
Loan recoveries	266	266	259	238	269
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,481)	(1,259)	(1,116)	(1,025)	(1,022)
Loan recoveries	239	207	175	161	127
Automobile [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(1,002)	(845)	(742)	(729)	(625)
Loan recoveries	319	325	325	349	322
Other revolving credit and installment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Loan charge-offs	(713)	(708)	(643)	(668)	(754)
Loan recoveries	$ 121	$ 128	$ 134	$ 146	$ 161